Accounting policies - Impairment of financial assets - Additional information (Details)	12 Months Ended
Dec. 31, 2022 item
Impairment of financial assets
Lifetime PD threshold period	30 days
Backstop criteria threshold period	30 days
Approved budget period	5 years
Macroeconomic variables forecast term	3 years
Number of scenarios for financial asset portfolios	3
Minimum
Impairment of financial assets
Long term run average growth rate period	2 years
Maximum
Impairment of financial assets
Long term run average growth rate period	5 years
Post-model adjustments - overlays
Impairment of financial assets
Approved budget period	3 years